Other Receivables and Other Current Assets - Schedule of Other Receivables and Other Current Assets (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025	Oct. 31, 2024
Schedule of Other Receivables and Other Current Assets [Line Items]
Deposit	$ 23,380	$ 27,780
Other receivables	593,292	623,472
VAT deductibles	21,472	45,863	$ 140,944
Export tax rebate receivable	36,537	39,818	75,639
Cash advanced to employees	23,206	334,550	51,343
Advances to suppliers	7,534,664	3,931,712	7,144,369
Others	1,950	472
Total prepayments and other current assets	$ 8,234,501	5,003,667	7,452,317
Previously Reported [Member]
Schedule of Other Receivables and Other Current Assets [Line Items]
Deposit		18,879	26,935
Other receivables		$ 632,373	$ 13,087